PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)

Common Stocks – 59.2% of Net Assets
	Aerospace & Defense – 0.8%
34	Axon Enterprise, Inc.(a)	$6,119
221	Boeing Co. (The)(a)	45,753
64	General Dynamics Corp.	12,976
7	L3Harris Technologies, Inc.	1,614
49	Moog, Inc., Class A	3,701
122	Raytheon Technologies Corp.	10,841

		81,004

	Air Freight & Logistics – 0.5%
194	Expeditors International of Washington, Inc.	23,912
89	United Parcel Service, Inc., Class B	18,999

		42,911

	Airlines – 0.1%
20	Alaska Air Group, Inc.(a)	1,056
107	Delta Air Lines, Inc.(a)	4,187
513	JetBlue Airways Corp.(a)	7,197

		12,440

	Auto Components – 0.2%
15	Aptiv PLC(a)	2,593
24	BorgWarner, Inc.	1,082
346	Dana, Inc.	7,678
44	Visteon Corp.(a)	4,980

		16,333

	Automobiles – 0.8%
188	Ford Motor Co.(a)	3,211
477	General Motors Co.(a)	25,963
38	Tesla, Inc.(a)	42,332
48	Thor Industries, Inc.	4,894

		76,400

	Banks – 3.3%
248	Ameris Bancorp	12,993
227	Bancorp, Inc. (The)(a)	6,935
866	Bank of America Corp.	41,378
240	Cadence Bank	6,965
584	Citigroup, Inc.	40,389
281	Citizens Financial Group, Inc.	13,314
15	Comerica, Inc.	1,276
117	Cullen/Frost Bankers, Inc.	15,152
75	Fifth Third Bancorp	3,265
420	Fulton Financial Corp.	6,762
479	Huntington Bancshares, Inc.	7,539
213	International Bancshares Corp.	9,031
532	KeyCorp	12,380
44	M&T Bank Corp.	6,473

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
302	People’s United Financial, Inc.	$5,176
112	PNC Financial Services Group, Inc. (The)	23,635
283	Regions Financial Corp.	6,701
361	Truist Financial Corp.	22,913
329	Trustmark Corp.	10,466
178	U.S. Bancorp	10,746
200	Webster Financial Corp.	11,192
559	Wells Fargo & Co.	28,598
88	Wintrust Financial Corp.	7,788

		311,067

	Beverages – 1.6%
273	Coca-Cola Co. (The)	15,389
119	Constellation Brands, Inc., Class A	25,800
1,196	Keurig Dr Pepper, Inc.	43,164
584	Monster Beverage Corp.(a)	49,640
99	PepsiCo, Inc.	15,998

		149,991

	Biotechnology – 1.9%
60	AbbVie, Inc.	6,880
203	Alnylam Pharmaceuticals, Inc.(a)	32,391
62	Amgen, Inc.	12,832
13	Biogen, Inc.(a)	3,467
150	BioMarin Pharmaceutical, Inc.(a)	11,885
194	CRISPR Therapeutics AG(a)	17,718
31	Ligand Pharmaceuticals, Inc.(a)	4,524
54	Moderna, Inc.(a)	18,641
111	Regeneron Pharmaceuticals, Inc.(a)	71,033

		179,371

	Building Products – 0.4%
33	Carlisle Cos., Inc.	7,356
39	Carrier Global Corp.	2,037
42	Johnson Controls International PLC	3,082
34	Lennox International, Inc.	10,175
103	Owens Corning	9,621
67	Trex Co., Inc.(a)	7,129

		39,400

	Capital Markets – 4.2%
15	Ameriprise Financial, Inc.	4,532
629	Bank of New York Mellon Corp. (The)	37,237
14	BlackRock, Inc.	13,208
729	Charles Schwab Corp. (The)	59,800
23	CME Group, Inc.	5,073
78	FactSet Research Systems, Inc.	34,623
89	Franklin Resources, Inc.	2,802
88	Goldman Sachs Group, Inc. (The)	36,375
205	Intercontinental Exchange, Inc.	28,384
19	Invesco Ltd.	483

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
171	Janus Henderson Group PLC	$7,951
264	KKR & Co., Inc.	21,033
38	Moody’s Corp.	15,358
50	Morgan Stanley	5,139
43	MSCI, Inc.	28,590
93	Northern Trust Corp.	11,443
32	S&P Global, Inc.	15,173
323	SEI Investments Co.	20,362
416	State Street Corp.	40,997
9	T. Rowe Price Group, Inc.	1,952
41	Virtus Investment Partners, Inc.	13,120

		403,635

	Chemicals – 0.7%
220	Dow, Inc.	12,314
37	DuPont de Nemours, Inc.	2,575
14	Ecolab, Inc.	3,111
93	HB Fuller Co.	6,558
66	Innospec, Inc.	5,980
14	International Flavors & Fragrances, Inc.	2,064
70	Linde PLC	22,344
79	Minerals Technologies, Inc.	5,604
10	PPG Industries, Inc.	1,606
12	Sherwin-Williams Co. (The)	3,799
45	Stepan Co.	5,401

		71,356

	Commercial Services & Supplies – 0.3%
47	MSA Safety, Inc.	7,192
10	Republic Services, Inc.	1,346
70	Tetra Tech, Inc.	12,296
95	Viad Corp.(a)	4,215
20	Waste Management, Inc.	3,205

		28,254

	Communications Equipment – 0.5%
4	Arista Networks, Inc.(a)	1,639
113	Ciena Corp.(a)	6,135
598	Cisco Systems, Inc.	33,470
10	F5 Networks, Inc.(a)	2,111
63	Lumentum Holdings, Inc.(a)	5,203

		48,558

	Construction & Engineering – 0.2%
215	AECOM(a)	14,700

	Consumer Finance – 1.6%
1,009	Ally Financial, Inc.	48,170
312	American Express Co.	54,219
310	Capital One Financial Corp.	46,819

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
57	Green Dot Corp., Class A(a)	$2,415

		151,623

	Containers & Packaging – 0.2%
62	Ball Corp.	5,672
62	International Paper Co.	3,079
132	WestRock Co.	6,349

		15,100

	Distributors – 0.1%
52	Genuine Parts Co.	6,818

	Diversified Telecommunication Services – 0.2%
1,346	Lumen Technologies, Inc.	15,964

	Electric Utilities – 0.4%
168	American Electric Power Co., Inc.	14,231
20	Edison International	1,259
41	Eversource Energy	3,481
63	IDACORP, Inc.	6,572
124	NextEra Energy, Inc.	10,581
47	PPL Corp.	1,353

		37,477

	Electrical Equipment – 0.8%
24	Acuity Brands, Inc.	4,930
56	Eaton Corp. PLC	9,226
44	Hubbell, Inc.	8,772
429	Plug Power, Inc.(a)	16,418
44	Rockwell Automation, Inc.	14,054
470	Sunrun, Inc.(a)	27,110

		80,510

	Electronic Equipment, Instruments & Components – 0.8%
120	Avnet, Inc.	4,573
6	CDW Corp.	1,120
122	Cognex Corp.	10,686
27	Coherent, Inc.(a)	6,869
92	Corning, Inc.	3,272
153	Itron, Inc.(a)	11,899
10	Keysight Technologies, Inc.(a)	1,800
24	Littelfuse, Inc.	7,069
22	Rogers Corp.(a)	4,425
152	TE Connectivity Ltd.	22,192
14	Trimble, Inc.(a)	1,223
216	Vishay Intertechnology, Inc.	4,152

		79,280

	Energy Equipment & Services – 0.4%
913	Archrock, Inc.	7,477
142	Baker Hughes Co.	3,561
272	ChampionX Corp.(a)	7,135

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
756	Schlumberger NV	$24,389

		42,562

	Entertainment – 1.2%
98	Electronic Arts, Inc.	13,745
61	Netflix, Inc.(a)	42,109
364	Walt Disney Co. (The)(a)	61,541

		117,395

	Food & Staples Retailing – 0.3%
94	BJ’s Wholesale Club Holdings, Inc.(a)	5,493
4	Costco Wholesale Corp.	1,966
93	Kroger Co. (The)	3,722
291	SpartanNash Co.	6,734
148	Sysco Corp.	11,381
80	Walgreens Boots Alliance, Inc.	3,762

		33,058

	Food Products – 0.5%
89	Campbell Soup Co.	3,556
25	Conagra Brands, Inc.	805
115	Darling Ingredients, Inc.(a)	9,720
66	General Mills, Inc.	4,079
124	Hain Celestial Group, Inc. (The)(a)	5,564
89	Hormel Foods Corp.	3,766
63	Ingredion, Inc.	5,999
20	J.M. Smucker Co. (The)	2,457
36	Kellogg Co.	2,207
20	McCormick & Co., Inc.	1,605
52	Mondelez International, Inc., Class A	3,158

		42,916

	Gas Utilities – 0.2%
128	New Jersey Resources Corp.	4,840
72	ONE Gas, Inc.	4,846
136	South Jersey Industries, Inc.	3,095
154	UGI Corp.	6,685

		19,466

	Health Care Equipment & Supplies – 1.2%
2	Align Technology, Inc.(a)	1,249
31	Baxter International, Inc.	2,448
10	Becton Dickinson & Co.	2,396
10	Cooper Cos., Inc. (The)	4,169
34	Danaher Corp.	10,600
21	DENTSPLY SIRONA, Inc.	1,201
4	DexCom, Inc.(a)	2,493
39	Edwards Lifesciences Corp.(a)	4,673
67	Globus Medical, Inc., Class A(a)	5,170
34	Haemonetics Corp.(a)	2,336
62	Hill-Rom Holdings, Inc.	9,604

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
34	Hologic, Inc.(a)	$2,493
48	Intuitive Surgical, Inc.(a)	17,334
149	Meridian Bioscience, Inc.(a)	2,803
51	Merit Medical Systems, Inc.(a)	3,430
33	Penumbra, Inc.(a)	9,126
18	Quidel Corp.(a)	2,390
31	STAAR Surgical Co.(a)	3,672
109	STERIS PLC	25,478
10	Stryker Corp.	2,661

		115,726

	Health Care Providers & Services – 2.1%
22	Amedisys, Inc.(a)	3,725
4	Anthem, Inc.	1,740
119	Centene Corp.(a)	8,478
16	Chemed Corp.	7,716
246	CVS Health Corp.	21,963
62	DaVita, Inc.(a)	6,401
61	Encompass Health Corp.	3,877
281	HCA Healthcare, Inc.	70,379
39	Henry Schein, Inc.(a)	2,978
88	Humana, Inc.	40,758
31	Laboratory Corp. of America Holdings(a)	8,898
250	MEDNAX, Inc.(a)	6,807
110	Patterson Cos., Inc.	3,439
47	Quest Diagnostics, Inc.	6,899
169	Select Medical Holdings Corp.	5,614

		199,672

	Health Care Technology – 0.2%
397	Allscripts Healthcare Solutions, Inc.(a)	5,471
177	Cerner Corp.	13,149

		18,620

	Hotels, Restaurants & Leisure – 1.8%
18	Booking Holdings, Inc.(a)	43,574
10	Expedia Group, Inc.(a)	1,644
206	Hilton Worldwide Holdings, Inc.(a)	29,654
74	Jack in the Box, Inc.	7,322
30	McDonald’s Corp.	7,366
83	Shake Shack, Inc., Class A(a)	5,741
120	Six Flags Entertainment Corp.(a)	4,936
339	Starbucks Corp.	35,958
241	Wendy’s Co. (The)	5,374
325	Yum China Holdings, Inc.	18,551
124	Yum! Brands, Inc.	15,493

		175,613

	Household Durables – 0.3%
192	KB Home	7,709
145	Meritage Homes Corp.(a)	15,763

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
260	Taylor Morrison Home Corp.(a)	$7,938

		31,410

	Household Products – 0.5%
10	Clorox Co. (The)	1,630
422	Colgate-Palmolive Co.	32,152
100	Kimberly-Clark Corp.	12,949

		46,731

	Independent Power & Renewable Electricity Producers – 0.3%
103	AES Corp. (The)	2,589
201	NextEra Energy Partners LP	17,346
175	Sunnova Energy International, Inc.(a)	7,798

		27,733

	Industrial Conglomerates – 0.3%
32	3M Co.	5,718
202	General Electric Co.	21,184
10	Honeywell International, Inc.	2,186

		29,088

	Insurance – 1.7%
36	Aflac, Inc.	1,932
49	Allstate Corp. (The)	6,060
604	American International Group, Inc.	35,690
91	Chubb Ltd.	17,780
111	First American Financial Corp.	8,119
42	Hanover Insurance Group, Inc. (The)	5,292
338	Hartford Financial Services Group, Inc. (The)	24,650
19	Lincoln National Corp.	1,371
58	Marsh & McLennan Cos., Inc.	9,674
24	MetLife, Inc.	1,507
83	Prudential Financial, Inc.	9,134
289	Reinsurance Group of America, Inc.	34,125
42	Travelers Cos., Inc. (The)	6,757

		162,091

	Interactive Media & Services – 2.6%
15	Alphabet, Inc., Class A(a)	44,414
33	Alphabet, Inc., Class C(a)	97,859
327	Meta Platforms, Inc., Class A(a)	105,807
24	Twitter, Inc.(a)	1,285

		249,365

	Internet & Direct Marketing Retail – 1.9%
261	Alibaba Group Holding Ltd., Sponsored ADR(a)	43,049
25	Amazon.com, Inc.(a)	84,311
648	eBay, Inc.	49,714
772	Qurate Retail, Inc., Class A	8,060

		185,134

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.8%
190	Automatic Data Processing, Inc.	$42,653
68	Cognizant Technology Solutions Corp., Class A	5,310
742	DXC Technology Co.(a)	24,167
252	Fiserv, Inc.(a)	24,819
128	Gartner, Inc.(a)	42,485
42	International Business Machines Corp.	5,254
109	MasterCard, Inc., Class A	36,572
48	Paychex, Inc.	5,917
18	VeriSign, Inc.(a)	4,008
345	Visa, Inc., Class A	73,061
33	WEX, Inc.(a)	4,940

		269,186

	Leisure Products – 0.0%
148	Callaway Golf Co.(a)	4,003

	Life Sciences Tools & Services – 0.7%
41	Agilent Technologies, Inc.	6,457
69	Illumina, Inc.(a)	28,639
135	NeoGenomics, Inc.(a)	6,210
60	Repligen Corp.(a)	17,430
13	Thermo Fisher Scientific, Inc.	8,230
10	Waters Corp.(a)	3,676

		70,642

	Machinery – 1.6%
80	AGCO Corp.	9,777
73	Caterpillar, Inc.	14,893
46	Chart Industries, Inc.(a)	8,166
67	Cummins, Inc.	16,069
124	Deere & Co.	42,446
32	Illinois Tool Works, Inc.	7,292
107	ITT, Inc.	10,066
136	Kennametal, Inc.	5,406
85	Oshkosh Corp.	9,095
24	Otis Worldwide Corp.	1,927
118	PACCAR, Inc.	10,575
21	Parker-Hannifin Corp.	6,228
102	Terex Corp.	4,570
94	Toro Co. (The)	8,974

		155,484

	Media – 1.6%
6	Cable One, Inc.	10,267
58	Charter Communications, Inc., Class A(a)	39,144
871	Comcast Corp., Class A	44,796
441	Discovery, Inc., Series A(a)	10,337
24	Discovery, Inc., Series C(a)	541
304	Interpublic Group of Cos., Inc. (The)	11,117
116	New York Times Co. (The), Class A	6,333
707	News Corp., Class A	16,190

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
154	Omnicom Group, Inc.	$10,484

		149,209

	Metals & Mining – 0.4%
342	Cleveland-Cliffs, Inc.(a)	8,246
194	Commercial Metals Co.	6,243
16	Nucor Corp.	1,786
82	Reliance Steel & Aluminum Co.	11,985
53	Royal Gold, Inc.	5,248

		33,508

	Multi-Utilities – 0.2%
98	Consolidated Edison, Inc.	7,389
38	DTE Energy Co.	4,307
22	Sempra Energy	2,808
26	WEC Energy Group, Inc.	2,342

		16,846

	Multiline Retail – 0.4%
492	Macy’s, Inc.	13,023
83	Target Corp.	21,549

		34,572

	Oil, Gas & Consumable Fuels – 2.0%
720	Antero Midstream Corp.	7,661
1,132	APA Corp.	29,670
491	ConocoPhillips	36,574
110	Devon Energy Corp.	4,409
208	Diamondback Energy, Inc.	22,295
100	DTE Midstream LLC(a)	4,796
487	EOG Resources, Inc.	45,028
193	EQT Corp.(a)	3,843
245	Kinder Morgan, Inc.	4,104
426	Marathon Oil Corp.	6,952
103	ONEOK, Inc.	6,553
202	Range Resources Corp.(a)	4,711
581	Southwestern Energy Co.(a)	2,835
69	Valero Energy Corp.	5,336
98	World Fuel Services Corp.	2,992

		187,759

	Paper & Forest Products – 0.1%
142	Louisiana-Pacific Corp.	8,368
5	Sylvamo Corp.(a)	141

		8,509

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,622

	Pharmaceuticals – 1.4%
360	Bristol-Myers Squibb Co.	21,024
20	Eli Lilly & Co.	5,095

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
46	Jazz Pharmaceuticals PLC(a)	$6,120
102	Merck & Co., Inc.	8,981
360	Novartis AG, Sponsored ADR	29,794
132	Novo Nordisk A/S, Sponsored ADR	14,537
194	Pfizer, Inc.	8,486
625	Roche Holding AG, Sponsored ADR	30,206
204	Viatris, Inc.	2,723
27	Zoetis, Inc.	5,837

		132,803

	Professional Services – 0.3%
86	Exponent, Inc.	9,873
12	IHS Markit Ltd.	1,568
31	Insperity, Inc.	3,875
87	Korn Ferry	6,717
52	ManpowerGroup, Inc.	5,026
31	Nielsen Holdings PLC	628

		27,687

	Real Estate Management & Development – 0.3%
176	CBRE Group, Inc., Class A(a)	18,318
44	Jones Lang LaSalle, Inc.(a)	11,362

		29,680

	REITs – Apartments – 0.3%
156	American Campus Communities, Inc.	8,380
10	AvalonBay Communities, Inc.	2,367
104	Camden Property Trust	16,963
65	Equity Residential	5,616

		33,326

	REITs – Diversified – 0.4%
43	American Tower Corp.	12,125
37	Crown Castle International Corp.	6,671
75	CyrusOne, Inc.	6,152
16	Digital Realty Trust, Inc.	2,525
6	Equinix, Inc.	5,022
132	Weyerhaeuser Co.	4,715

		37,210

	REITs – Health Care – 0.1%
44	Ventas, Inc.	2,348
49	Welltower, Inc.	3,940

		6,288

	REITs – Hotels – 0.0%
133	Host Hotels & Resorts, Inc.(a)	2,238

	REITs – Mortgage – 0.2%
264	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,946

Shares	Description	Value (†)

Common Stocks – continued
	REITs – Office Property – 0.3%
10	Boston Properties, Inc.	$1,136
235	Corporate Office Properties Trust	6,373
265	Douglas Emmett, Inc.	8,660
353	Easterly Government Properties, Inc.	7,424
118	Kilroy Realty Corp.	7,951

		31,544

	REITs – Regional Malls – 0.1%
273	Macerich Co. (The)	4,939

	REITs – Shopping Centers – 0.2%
632	Brixmor Property Group, Inc.	14,814

	REITs – Storage – 0.0%
32	Iron Mountain, Inc.	1,460

	REITs – Warehouse/Industrials – 0.1%
72	ProLogis, Inc.	10,437

	Road & Rail – 0.3%
113	CSX Corp.	4,087
4	Kansas City Southern	1,241
43	Norfolk Southern Corp.	12,601
68	Ryder System, Inc.	5,777
30	Union Pacific Corp.	7,242

		30,948

	Semiconductors & Semiconductor Equipment – 3.3%
55	Advanced Micro Devices, Inc.(a)	6,613
20	Analog Devices, Inc.	3,470
42	Applied Materials, Inc.	5,739
90	Cirrus Logic, Inc.(a)	7,273
49	Enphase Energy, Inc.(a)	11,350
189	First Solar, Inc.(a)	22,602
119	Ichor Holdings Ltd.(a)	5,203
210	Intel Corp.	10,290
7	Lam Research Corp.	3,945
98	Micron Technology, Inc.	6,772
542	NVIDIA Corp.	138,573
7	NXP Semiconductors NV	1,406
252	QUALCOMM, Inc.	33,526
69	Silicon Laboratories, Inc.(a)	13,024
19	SolarEdge Technologies, Inc.(a)	6,739
104	Texas Instruments, Inc.	19,498
36	Universal Display Corp.	6,595
66	Wolfspeed, Inc.(a)	7,927

		310,545

	Software – 4.7%
20	Adobe, Inc.(a)	13,007
206	Autodesk, Inc.(a)	65,428
51	Blackbaud, Inc.(a)	3,621

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
71	Bottomline Technologies, Inc.(a)	$3,287
12	Citrix Systems, Inc.	1,137
104	CommVault Systems, Inc.(a)	6,396
24	Fair Isaac Corp.(a)	9,557
243	Microsoft Corp.	80,584
149	NCR Corp.(a)	5,891
720	NortonLifeLock, Inc.	18,324
920	Oracle Corp.	88,265
44	Paylocity Holding Corp.(a)	13,426
46	Qualys, Inc.(a)	5,726
181	salesforce.com, Inc.(a)	54,244
74	SPS Commerce, Inc.(a)	11,302
220	Workday, Inc., Class A(a)	63,796

		443,991

	Specialty Retail – 1.1%
158	American Eagle Outfitters, Inc.	3,751
58	Asbury Automotive Group, Inc.(a)	11,351
2	AutoZone, Inc.(a)	3,570
34	Best Buy Co., Inc.	4,156
70	Boot Barn Holdings, Inc.(a)	7,314
29	Five Below, Inc.(a)	5,722
19	GameStop Corp., Class A(a)	3,487
27	Home Depot, Inc. (The)	10,037
36	Lithia Motors, Inc.	11,492
90	Lowe’s Cos., Inc.	21,044
44	Monro, Inc.	2,717
17	TJX Cos., Inc. (The)	1,113
16	Tractor Supply Co.	3,475
10	Ulta Beauty, Inc.(a)	3,674
58	Williams-Sonoma, Inc.	10,772

		103,675

	Technology Hardware, Storage & Peripherals – 0.2%
256	Hewlett Packard Enterprise Co.	3,750
324	HP, Inc.	9,827
114	Seagate Technology Holdings PLC	10,154

		23,731

	Textiles, Apparel & Luxury Goods – 0.6%
35	Deckers Outdoor Corp.(a)	13,836
1,107	Under Armour, Inc., Class A(a)	24,310
230	VF Corp.	16,762
137	Wolverine World Wide, Inc.	4,544

		59,452

	Thrifts & Mortgage Finance – 0.1%
194	Mr. Cooper Group, Inc.(a)	8,505

	Trading Companies & Distributors – 0.0%
42	GATX Corp.	3,984

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.2%
54	American Water Works Co., Inc.	$9,406
145	Essential Utilities, Inc.	6,825

		16,231

	Wireless Telecommunication Services – 0.1%
95	Shenandoah Telecommunications Co.	2,626
96	T-Mobile US, Inc.(a)	11,043

		13,669

	Total Common Stocks (Identified Cost $4,656,978)	5,653,215

Principal Amount

Bonds and Notes – 4.0%
	Automotive – 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,416

	Banking – 0.5%
4,000	American Express Co., 3.700%, 8/03/2023	4,204
3,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	3,017
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,183
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,111
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,346
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,009
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,147
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,193
4,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,133
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,168
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,290
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,202
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,083
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,112
2,000	State Street Corp., 2.400%, 1/24/2030	2,055
4,000	Truist Bank, 3.200%, 4/01/2024	4,215

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 4,000	Westpac Banking Corp., 2.350%, 2/19/2025	$4,156

		50,624

	Brokerage – 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	4,129
4,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,005

		8,134

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,587

	Construction Machinery – 0.1%
4,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,009
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,008

		6,017

	Consumer Cyclical Services – 0.0%
4,000	eBay, Inc., 3.800%, 3/09/2022	4,036

	Diversified Manufacturing – 0.1%
4,000	3M Co., 3.050%, 4/15/2030	4,309

	Electric – 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,238
4,000	Entergy Corp., 0.900%, 9/15/2025	3,898
2,000	Exelon Corp., 4.050%, 4/15/2030	2,251
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,995
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,179
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,127
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,271

		21,959

	Environmental – 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,872

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,080

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Financial Other – 0.0%
$ 2,000	ORIX Corp., 2.900%, 7/18/2022	$2,030

	Food & Beverage – 0.1%
3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,987
4,000	General Mills, Inc., 4.000%, 4/17/2025	4,348
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,166

		11,501

	Government Owned – No Guarantee – 0.1%
6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,495

	Health Insurance – 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,377
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,129

		7,506

	Healthcare – 0.1%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,099
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,264
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,069
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,095

		8,527

	Independent Energy – 0.1%
4,000	EQT Corp., 3.000%, 10/01/2022	4,041

	Integrated Energy – 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,194
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,228
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,443

		11,865

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,494

	Media Entertainment – 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,219

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Midstream – 0.0%
$ 3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	$3,182

	Mortgage Related – 0.7%
206	FHLMC, 3.000%, 6/01/2049	215
20,642	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	20,653
20,446	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	21,013
14,989	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	15,653
2,370	FNMA, 3.500%, with various maturities in 2049(b)	2,502
679	FNMA, 4.000%, 3/01/2050	726
779	FNMA, 4.500%, with various maturities in 2049(b)	843

		61,605

	Natural Gas – 0.0%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,922

	Pharmaceuticals – 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,289
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,021
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,973
4,000	Johnson & Johnson, 1.300%, 9/01/2030	3,832

		12,115

	Property & Casualty Insurance – 0.1%
4,000	American International Group, Inc., 3.400%, 6/30/2030	4,332

	Railroads – 0.1%
4,000	CSX Corp., 2.600%, 11/01/2026	4,221

	REITs – Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,097

	REITs – Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	2,054

	REITs – Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,090

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	REITs – Single Tenant – 0.0%
$ 2,000	Spirit Realty LP, 2.700%, 2/15/2032	$1,974

	Restaurants – 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	4,016

	Retailers – 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,353

	Technology – 0.3%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,134
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,205
2,000	HP, Inc., 3.000%, 6/17/2027	2,114
2,000	Intel Corp., 2.450%, 11/15/2029	2,063
4,000	International Business Machines Corp., 4.000%, 6/20/2042	4,614
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,125
2,000	Oracle Corp., 2.950%, 5/15/2025	2,105
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,783
2,000	VMware, Inc., 2.950%, 8/21/2022	2,033

		24,176

	Treasuries – 0.8%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,175
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,306
9,000	U.S. Treasury Bond, 2.875%, 11/15/2046	10,653
9,000	U.S. Treasury Bond, 3.000%, 5/15/2045	10,743
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,870
8,000	U.S. Treasury Bond, 3.000%, 2/15/2049	9,802
15,000	U.S. Treasury Note, 0.375%, 11/30/2025	14,584
19,000	U.S. Treasury Note, 2.125%, 12/31/2022	19,416

		77,549

	Utility Other – 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,429

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wireless – 0.1%
$ 3,000	Vodafone Group PLC, 6.150%, 2/27/2037	$4,113

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,080
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,484
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	4,089

		8,653

	Total Bonds and Notes (Identified Cost $387,615)	385,593

Shares

Exchange-Traded Funds – 11.2%
13,208	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $987,006)	1,069,187

Mutual Funds – 9.6%
22,092	WCM Focused Emerging Markets Fund, Institutional Class	455,749
15,892	WCM Focused International Growth Fund, Institutional Class	459,426

	Total Mutual Funds (Identified Cost $827,132)	915,175

Affiliated Mutual Funds – 13.0%
1,840	Loomis Sayles Inflation Protected Securities Fund, Class N	22,171
13,741	Mirova Global Green Bond Fund, Class N	143,042
71,275	Mirova International Sustainable Equity Fund, Class N	1,077,684

	Total Affiliated Mutual Funds (Identified Cost $1,156,778)	1,242,897

Principal Amount

Short-Term Investments – 3.5%
$ 328,790	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $328,790 on 11/01/2021 collateralized by $268,700 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $335,928 including accrued interest(d) (Identified Cost $328,790)	328,790

	Total Investments – 100.5% (Identified Cost $8,344,299)	9,594,857
	Other assets less liabilities – (0.5)%	(47,473)

	Net Assets – 100.0%	$9,547,384

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $2,168 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$23,632	$1,603	$50	$92	$22,171	$461
Mirova Global Green Bond Fund, Class N	78,218	80,798	12,587	337	(3,724)	143,042	1,174
Mirova International Sustainable Equity Fund, Class N	478,716	610,513	78,211	21,804	44,862	1,077,684	6,171

	$556,934	$714,943	$92,401	$22,191	$41,230	$1,242,897	$7,806

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,653,215	$—	$—	$5,653,215
Bonds and Notes*	—	385,593	—	385,593
Exchange-Traded Funds	1,069,187	—	—	1,069,187
Mutual Funds	915,175	—	—	915,175
Affiliated Mutual Funds	1,242,897	—	—	1,242,897
Short-Term Investments	—	328,790	—	328,790

Total	$8,880,474	$714,383	$–	$9,594,857

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	91.3%
Fixed Income	5.7
Short-Term Investments	3.5

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%